Other Assets (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Equity investments			$ 24,018	$ 5,421
Pension assets			0	1,686
Other			2,818	3,566
Total			26,836	10,673
Payment for investment			$ 19,250	1,421	$ 2,000
Wild Hempettes [Member]
Other Assets [Abstract]
Ownership interest	20.00%
Payment for investment	$ 2,500
Percentage interest that can be acquired	100.00%
Secured line of credit provided	$ 2,000
Term of secured line of credit provided			5 years
Investment income			$ 100
Purchases of inventory			500
Amounts outstanding			0
dosist [Member]
Other Assets [Abstract]
Payment for investment	15,000
Purchases of inventory			$ 0
Additional investment that can be made	15,000
Period to make additional investment			12 months
BOMANI [Member]
Other Assets [Abstract]
Payment for investment	$ 1,800
Purchases of inventory			$ 0
CASH [Member]
Other Assets [Abstract]
Equity investments				4,000
Purchases of inventory			0	600
Gain on investment				2,000
Amounts outstanding			0	0
General Wireless Operations [Member]
Other Assets [Abstract]
Payment for investment		$ 400
Consulting fees paid			0	200
Amounts outstanding			$ 0	$ 0